Income Tax Expense/(Benefit) - Schedule of Effective Income Tax Rate Reconciliation (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Loss before income tax expense	$ (3,304,359)	$ (1,685,644)
Tax at the statutory tax rate of 25%	(826,090)	(421,411)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Permanent differences	168,291	131,747
Timing differences (not meeting deferred asset criteria)	(124,932)	(127,200)
Carry forward losses (not meeting deferred asset criteria)	782,731	416,864
Income tax expense/(benefit)